Derivative Liabilities (Details Narrative) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Jun. 22, 2016	Aug. 31, 2015
IfrsStatementLineItems [Line Items]
Derivative warrant liabilities outstanding	175,000	175,000
Expiry date of derivative warrant liabilities			Jan. 15, 2017
Remaining life			1 month 17 days
Warrant exercise price (in dollars per share)			$ 15.00
Gain on expiry of derivative warrant liabilities			$ 281,210
Derivative warrant liabilities outstanding			175,000		1,305
Consulting Agreement [Member]
IfrsStatementLineItems [Line Items]
Warrant exercise price (in dollars per share)				$ 15.00
Derivative warrant liabilities outstanding				175,000